Share-based payments - Summary of Employee Share Options (Detail)				12 Months Ended
	Sep. 28, 2021 $ / shares	Jul. 01, 2020 $ / shares	Jun. 30, 2020 shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 Warrants shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares Warrants $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 Warrants shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs forfeited | shares					0
Weighted average fair value of options granted		$ 13.79				$ 6.93				$ 11.22				$ 9.35
Performance Based Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1,						10.08				10				0
SARs forfeited						10				10				10
Weighted average exercise price, Outstanding at December 31,						10.08				10.08				10
SARs exercisable				$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Number of share options, outstanding at January 1, | shares					3,696,000				3,644,000				0
SARs forfeited | shares					30,000				48,000				255,000
Number of share options, outstanding at December 31, | shares					3,666,000				3,696,000				3,644,000
SARs exercisable | shares				0	0	0	0	0	0	0	0	0	0	0	0
Weighted average remaining contract life (years)				7 years 11 months 23 days				8 years 11 months 23 days				9 years 7 months 6 days
Performance Based Options [Member] | Granted On September 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted						$ 0
SARs granted | shares					0
Weighted average fair value of options granted	$ 8
Performance Based Options [Member] | Granted On June 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted										$ 12.92				$ 10
SARs granted | shares			3,644,000						100,000				3,899,000
Additional Grants Under 2020 and 2022 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1,						10.57				9.87				0
SARs forfeited						10.63				10.01				10
SARs exercised						10.4				10				0
SARs expired						10.22								0
Weighted average exercise price, Outstanding at December 31,						10.07				10.57				9.87
SARs exercisable				$ 10.33	$ 10.33	$ 10.33	$ 10.33	$ 9.86	$ 9.86	$ 9.86	$ 9.86	$ 0	$ 0	$ 0	$ 0
Number of share options, outstanding at January 1,					3,725,619		3,725,619		1,910,182		1,910,182		0
SARs forfeited | shares					182,832				149,178				53,384
SARs exercised							16,312				3,093		0
SARs expired | shares					17,035				0				0
Number of share options, outstanding at December 31,					6,129,160				3,725,619		3,725,619		1,910,182		1,910,182
SARs exercisable | shares				1,438,413	1,438,413	1,438,413	1,438,413	557,401	557,401	557,401	557,401	0	0	0	0
Weighted average remaining contract life (years)				8 years 10 months 13 days				9 years 4 months 9 days				9 years 8 months 19 days
Additional Grants Under 2020 and 2022 Plan [Member] | Granted On March 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted						$ 9.39				$ 11.22
SARs granted | Warrants							2,619,720				1,967,708
Additional Grants Under 2020 and 2022 Plan [Member] | Granted On June 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted														$ 9.87
SARs granted | shares													1,963,566
Converted Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1,						2.64				2.58				0
SARs forfeited														1.08
SARs exercised						1.24				1.29				0
SARs expired						1.35				1.29				0
Weighted average exercise price, Outstanding at December 31,						2.74				2.64				2.58
SARs exercisable				$ 2.75	$ 2.75	$ 2.75	$ 2.75	$ 2.61	$ 2.61	$ 2.61	$ 2.61	$ 2.45	$ 2.45	$ 2.45	$ 2.45
Number of share options, outstanding at January 1,					566,311		566,311		594,844		594,844		0
SARs forfeited | shares													37,540
SARs exercised | shares					20,337				8,180				0
SARs expired | shares					8,465				1,805				0
Number of share options, outstanding at December 31,					525,181				566,311		566,311		594,844		594,844
SARs exercisable | shares				392,258	392,258	392,258	392,258	193,727	193,727	193,727	193,727	53,856	53,856	53,856	53,856
Weighted average remaining contract life (years)				5 years 3 days				6 years 3 days				7 years 3 days
Weighted average fair value of options granted						$ 4.83								$ 4.83
Converted Options [Member] | Granted On June 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted														2.49
SARs forfeited						1.36				$ 1.3
SARs granted | shares													632,384
SARs forfeited | shares					12,328				18,548
Matching Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1,						10				10
SARs forfeited										10				10
SARs exercised						10				10
SARs expired						10
Weighted average exercise price, Outstanding at December 31,						10				10				10
SARs exercisable				$ 10	$ 10	$ 10	$ 10	$ 10	$ 10	$ 10	$ 10
Number of share options, outstanding at January 1,					1,406,468		1,406,468		1,422,556		1,422,556
SARs forfeited | shares									9,254				8,262
SARs exercised | Warrants							11,910				6,834
SARs expired | shares					46,554
Number of share options, outstanding at December 31,					1,348,004				1,406,468		1,406,468		1,422,556		1,422,556
SARs exercisable | shares				1,348,004	1,348,004	1,348,004	1,348,004	1,413,302	1,413,302	1,413,302	1,413,302
Weighted average remaining contract life (years)				7 years 6 months				8 years 6 months				9 years 6 months
Matching Stock Options [Member] | Granted On June 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted														10
SARs granted | shares													1,430,818
Weighted average fair value of options granted														$ 10.59